Schedule of Contract Liabilities Arising from Contract With Customers (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Accounting Policies [Abstract]
Deferred revenue-current	$ 12,039		$ 111,630
Deferred revenue-non-current
Total	12,039		$ 111,630
Revenue recognized from deferred revenue balance	$ 108,307	$ 1,357,236